ANNUAL NOTICE OF SECURITIES SOLD PURSUANT TO RULE 24F-2

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
             ANNUAL NOTICE OF SECURITIES SOLD PURSUANT TO RULE 24F-2

             READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.

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1.      Name and address of issuer:

        Annuity Investors Variable Account A
        250 East Fifth Street
        Cincinnati, OH 45201-5423

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2.      The name of each  series or class of  securities  for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): |X|

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3.      Investment Company Act File Number:

        811-07299

        Securities Act File Number:

        33-65409

        33-59861
                                    (all fees paid in connection with 33-65409)
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4(a).   Last day of fiscal year for which this Form is filed:

        December 31, 1997

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4(b).   Check box if this Form is being filed late (I.E.,  more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.

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4(c).   Check box if this is the last time the issuer will be filing this Form

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




5. Calculation of registration fee:

        (i)    Aggregate sale price of securities sold during the
               fiscal year pursuant to section 24(f):                                  $27,387,485
                                                                                        ----------

        (ii)   Aggregate price of securities redeemed or
               repurchased during the fiscal year:               $720,373
                                                                  -------------

        (iii) Aggregate price of securities redeemed or repurchased during any PRIOR fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission: $0


        (iv) Total available redemption credits [add Items 5(ii)
               and 5(iii)]:                                                     -$720,373
                                                                                  ----------
        (v) Net sales--if Item 5(i) is greater than Item 5(iv)
               [subtract Item 5(iv) from Item 5(i)]:                             $26,667,112
                                                                                  ----------

        (vi)   Redemption credits available for use in future years
               --if Item 5(i) is less than Item 5(iv) [subtract
               Item 5(iv) from Item 5(i)]:                       $(     0       )
                                                                 ----------------

        (vii)  Multiplier for determining registration fee (See
               Instruction C.9):                                                 X.000295
                                                                                  ----------
        (viii) Registration  fee due [multiply  Item 5(v) by Item 5(vii)] (enter
               "0" if no fee is due):
                                                                                =$7,866.80
                                                                                  ----------
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6.      Prepaid Shares

        If the  response to Item 5(i) was  determined  by deducting an amount of securities  that  were  registered  under  the  Securities  Act of  1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of  securities  (number of shares or other  unites)  deducted here:  0 If  there is a number  of  shares  or  other  units  that  were registered  pursuant  to rule 24e-2  remaining  unsold at the end of the fiscal  year for which this form is filed that are  available  or use by the issuer in future fiscal years, then state that number here: 0

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7.      Interest  due--if  this Form is being  filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                                                +$     0
                                                                                  ----------
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8.      Total of the amount of the  registration  fee due plus any  interest due
        [line 5(viii) plus line 7]:
                                                                                =$7,866.80
                                                                                  ----------

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9.      Date  the  registration  fee and any  interest  payment  was sent to the
        Commission's lockbox depository:  March 13, 1998

               Method of Delivery:

                                     X   Wire Transfer

                                        Mail or other means
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



                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*       /S/  LYNN LASWELL
                                -----------------------------------------------
                                LYNN E. LASWELL, VICE PRESIDENT AND CONTROLLER

Date    2-18-98

  *Please print the name and title of the signing officer below the signature.